FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: December 31, 2007
                Check here if Amendment |X|; Amendment Number: 1
                        This Amendment (Check only one):
                        |X|   is a restatement
                        |_|   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Global Opportunities Management LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally        St. Francis, Wisconsin      February 27, 2008
----------------------        ----------------------      -----------------
      (Signature)                 (City, State)                (Date)

This filing restates the securities holdings reported by Stark Global Opportunities Management LLC ("Stark Global Opportunities") on the Form 13F filed on February 14, 2008 to correct certain errors in that filing.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $110,511 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and was filed separately with the Securities and Exchange Commission on February 14, 2008.

List of Other Included Managers:        None

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
                                    Form 13F
                    Stark Global Opportunities Management LLC
    Column 1:                   Column 2:  Column 3:  Column 4:          Column 5:      Column 6:  Column 7:       Column 8:
     Name of                    Title of     CUSIP   Fair Market   Shrs or   SH/  Put/  Investment  Other      Voting Authority
     Issuer                       Class     Number      Value      Prn Amt   PRN  Call  Discretion  Managers Sole     Shared  None
                                                      (x $1000)
ALCOA INC                       Common     013817101      5,404     147,868  SH         Sole                 147,868
ALCOA INC                       Option     013817101      2,883      78,900       CALL  Sole                  78,900
AMR CORP                        Common     001765106        553      39,444  SH         Sole                  39,444
CABLEVISION SYS CORP
CL A NY CABL                    Common     12686C109      7,643     311,962  SH         Sole                 311,962
CLEVELAND CLIFFS INC            Option     185896107      2,429      24,100       CALL  Sole                  24,100
CONSOL ENERGY INC               Option     20854P109        786      11,000       CALL  Sole                  11,000
CONSTELLATION ENERGY GROUP I    Common     210371100      1,504      14,673  SH         Sole                  14,673
CONSTELLATION ENERGY GROUP I    Option     210371100        410       4,000       CALL  Sole                   4,000
DAIMLER AG REG SHS              Common     D1668R123      1,100      11,508  SH         Sole                  11,508
DELTA AIR LINES INC DEL         Option     247361702      1,972     132,500       CALL  Sole                 132,500
DRYSHIPS INC SHS                Common     Y2109Q101        562       7,262  SH         Sole                   7,262
DRYSHIPS INC SHS                Option     Y2109Q101      1,935      25,000       CALL  Sole                  25,000
FLOWSERVE CORP                  Common     34354P105      1,796      18,670  SH         Sole                  18,670
FLOWSERVE CORP                  Option     34354P105        384       4,000       PUT   Sole                   4,000
FREEPORT-MCMORAN COPPER & GO    Option     35671D857     22,751     222,100       CALL  Sole                 222,100
GOODYEAR TIRE & RUBR CO         Common     382550101      1,268      44,966  SH         Sole                  44,966
GRUPO FINANCIERO GALICIA S A
SP ADR 10 SH                    Common     399909100        102      13,580  SH         Sole                  13,580
ITT CORP                        Common     450911102      1,851      28,037  SH         Sole                  28,037
MERCIAL METALS CO               Common     201723103        347      11,788  SH         Sole                  11,788
NOBLE CORPORATION SHS           Common     G65422100      2,923      51,742  SH         Sole                  51,742
NORTHWEST AIRLS CORP            Common     667280408        550      37,973  SH         Sole                  37,973
NORTHWEST AIRLS CORP            Option     667280408      1,596     110,000       CALL  Sole                 110,000
NRG ENERGY INC                  Common     629377508        281       6,500  SH         Sole                   6,500
NUCOR CORP                      Option     670346105        929      15,700       CALL  Sole                  15,700
PANHIA PARANAENSE ENERG C
SPON ADR PFD                    Common     20441B407        248      16,500  SH         Sole                  16,500
PANHIA VALE DO RIO DOCE
SPONSORED ADR                   Option     204412209        816      25,000       CALL  Sole                  25,000
PARAGON SHIPPING INC CL A       Common     69913R309        669      36,779  SH         Sole                  36,779
PHH CORP                        Common     693320202      2,198     124,658  SH         Sole                 124,658
PRIDE INTL INC DEL              Common     74153Q102      5,865     173,027  SH         Sole                 173,027
PRIDE INTL INC DEL              Option     74153Q102        379      11,200       CALL  Sole                  11,200
RELIANCE STEEL & ALUMINUM CO    Common     759509102        821      15,154  SH         Sole                  15,154
RELIANCE STEEL & ALUMINUM CO    Option     759509102      2,981      55,000       CALL  Sole                  55,000
SELECT SECTOR SPDR TR
SBI INT-ENE                     Common     81369Y506      1,587      20,000  SH         Sole                  20,000
SLM CORP                        Common     78442P106      1,645      81,695  SH         Sole                  81,695
SOUTHERN COPPER CORP            Option     84265V105      4,205      40,000       PUT   Sole                  40,000
SOUTHERN COPPER CORP            Common     84265V105      1,177      11,200  SH         Sole                  11,200
SPDR TR UNIT SER 1              Common     78462F103     13,439      91,916  SH         Sole                  91,916
STARWOOD HOTELS&RESORTS WRLD    Option     85590A401      6,164     140,000       CALL  Sole                 140,000
TELE NORTE LESTE PART S A
SPON ADR PF                     Common     879246106      1,973     102,373  SH         Sole                 102,373
UAL CORP                        Option     902549807      1,426      40,000       CALL  Sole                  40,000
WEYERHAEUSER CO                 Common     962166104      2,959      40,128  SH         Sole                  40,128
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